Restatement of Previously Issued Financial Statements - Additional Information (Details)	6 Months Ended
Dec. 31, 2020 USD ($) shares
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Number of shares previously classified in permanent equity | shares	1,603,979
Maximum
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Threshold net tangible assets | $	$ 5,000,001